Income Tax (Details) - Schedule of deferred tax assets or liabilities as a result of temporary differences and loss carryforwards - Income Tax [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
- Deferred tax assets:
Balance beginning, Employee share options	$ 179,549	$ 102,196
Recognized in profit or loss, Employee share options	(166,750)	73,532
Translation differences, Employee share options	(12,799)	3,821
Balance ending, Employee share options		179,549
Balance beginning, Unrealized exchange loss	116,315
Recognized in profit or loss, Unrealized exchange loss	(108,025)	114,945
Translation differences, Unrealized exchange loss	(8,290)	1,370
Balance ending, Unrealized exchange loss		116,315
Balance beginning, Tax losses carryforward	62,675	60,914
Recognized in profit or loss, Tax losses carryforward	(58,208)
Translation differences, Tax losses carryforward	(4,467)	1,761
Balance ending, Tax losses carryforward		62,675
Balance beginning, Provisions	51,664	51,498
Recognized in profit or loss, Provisions	(17,168)	(1,305)
Translation differences, Provisions	(4,591)	1,471
Balance ending, Provisions	29,905	51,664
Balance beginning, Deferred tax assets	410,203	214,608
Recognized in profit or loss, Deferred tax assets	(350,151)	187,172
Translation differences, Deferred tax assets	(30,147)	8,423
Balance ending, Deferred tax assets	29,905	410,203
- Deferred tax liabilities:
Balance beginning, Prepayment of pension	(68,151)	(65,913)
Recognized in profit or loss, Prepayment of pension	(627)	(329)
Translation differences, Prepayment of pension	6,742	(1,909)
Balance ending, Prepayment of pension	(62,036)	(68,151)
Balance beginning, Unrealized exchange gain	(10,251)	(61,861)
Recognized in profit or loss, Unrealized exchange gain	(79,245)	52,769
Translation differences, Unrealized exchange gain	3,349	(1,159)
Balance ending, Unrealized exchange gain	(86,147)	(10,251)
Balance beginning, Deferred tax liabilities	(78,402)	(127,774)
Recognized in profit or loss, Deferred tax liabilities	(79,872)	52,440
Translation differences, Deferred tax liabilities	10,091	(3,068)
Balance ending, Deferred tax liabilities	(148,183)	(78,402)
Balance beginning, Total	331,801	86,834
Recognized in profit or loss, Total	(430,023)	239,612
Translation differences, Total	(20,056)	5,355
Balance ending, Total	$ (118,278)	$ 331,801